Intangible assets, net - Schedule of Estimated Aggregate Amortization Expense (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Intangible assets, net
2022	$ 1,153
2023	1,140
2024	1,071
2025	974
2026 and thereafter	$ 3,961